RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST
Fund Overview
Investment Objective
The investment objective of Retirement Reserves Money Fund (the “Fund”), a series of Retirement Series Trust (the “Trust”), is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST		Class I Shares	Class II Shares
Management Fee		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	[1]	none	0.20%
Other Expenses		0.24%	0.20%
Total Annual Fund Operating Expenses		0.74%	0.90%
Fee Waivers and/or Expense Reimbursements	[1]		(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.74%	0.70%
[1]	The Fund’s distributor has contractually agreed to waive the 0.20% distribution fee for Class II Shares through August 31, 2017. The waiver renews automatically for annual periods after August 31, 2017 unless the distributor notifies the Trust at least 30 days prior to the end of the annual period of its intention not to renew the waiver.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I Shares	76	237	411	918
Class II Shares	72	267	479	1,089

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days (13 months) or less (with certain exceptions), and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value of $1.00 per share at all times. If the Fund fails to maintain a stable net asset value (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

  When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Performance Information
Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7 under the Investment Company Act, as more fully described in “Fund Overview—Principal Investment Strategies of the Fund.” Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments and was not constrained by the requirement to invest at least 99.5% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements secured by such securities or cash. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund's performance can be obtained by phone at (800) 626-1960.
Class I Shares ANNUAL TOTAL RETURNS Retirement Reserves Money Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015). The year-to-date return as of June 30, 2016 was 0.00%.
As of 12/31/15 Average Annual Total Returns
Average Annual Total Returns - RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	1 Year	5 Years	10 Years
Class I	none	none	1.25%
Class II	none	none	1.24%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.